DERIVATIVE INSTRUMENTS	12 Months Ended
Dec. 31, 2019
DERIVATIVE INSTRUMENTS
DERIVATIVE INSTRUMENTS

14. DERIVATIVE INSTRUMENTS

	As at	As at
	December 31	December 31
(in millions of U.S. dollars)	2019	2018
DERIVATIVE ASSETS
Unsettled provisionally priced concentrate derivatives, and swap contracts(2)	0.2	—
Copper price option contracts	—	0.7
Total derivative assets	0.2	0.7
DERIVATIVE LIABILITIES
Unsettled provisionally priced concentrate derivatives, and swap contracts(2)	—	0.7
Gold price option contracts(1)	26.4	4.8
Total derivative liabilities	26.4	5.5
1.

As at December 31, 2019, gold price option contracts are included within trade and other payables in the statement of financial position. As at December 31, 2018, copper price option contracts are included within prepaids and other in the statement of financial position and gold price option contracts are included within trade and other payables in the statement of financial position.

2.	Unsettled provisionally priced concentrate derivatives are included within trade and other receivables in the statement of financial position.

(a) Provisionally priced contracts

The Company had provisionally priced sales for which price finalization is outstanding at December 31, 2019. Realized and unrealized non-hedged derivative gains (losses) on the provisional pricing of concentrate sales are classified as revenue, with the unsettled provisionally priced concentrate derivatives included in trade and other receivables. The Company enters into gold and copper swap contracts to reduce exposure to gold and copper prices. Realized and unrealized gains (losses) are recorded in revenue, with the unsettled gold and copper swaps included in trade and other receivables.

The following tables summarize the realized and unrealized gains (losses) on provisionally priced sales:

	Year ended December 31, 2019
(in millions of U.S. dollars)	Gold	Copper	Total
GAIN (LOSS) ON THE PROVISIONAL PRICING OF CONCENTRATE SALES
Realized	2.2	(1.7)	0.5
Unrealized	0.5	1.0	1.5
Total gain (loss)	2.7	(0.7)	2.0

	Year ended December 31, 2018
(in millions of U.S. dollars)	Gold	Copper	Total
GAIN (LOSS) ON THE PROVISIONAL PRICING OF CONCENTRATE SALES
Realized	(1.2)	(7.7)	(8.9)
Unrealized	1.1	(2.7)	(1.6)
Total (loss) gain	(0.1)	(10.4)	(10.5)

The following tables summarize the realized and unrealized gains (losses) on gold and copper swap contracts:

	Year ended December 31, 2019
(in millions of U.S. dollars)	Gold	Copper	Total
(LOSS) GAIN ON SWAP CONTRACTS
Realized	(3.2)	0.2	(3.0)
Unrealized	(0.4)	(0.9)	(1.3)
Total (loss) gain	(3.6)	(0.7)	(4.3)

	Year ended December 31, 2018
(in millions of U.S. dollars)	Gold	Copper	Total
(LOSS) GAIN ON SWAP CONTRACTS
Realized	1.3	11.3	12.6
Unrealized	(0.8)	1.7	0.9
Total gain (loss)	0.5	13.0	13.5

The following table summarizes the net exposure to the impact of movements in market commodity prices for provisionally priced sales:

	As at December 31	As at December 31
	2019	2018
VOLUMES SUBJECT TO FINAL PRICING NET OF OUTSTANDING SWAPS
Gold ounces (000s)	0.9	0.8
Copper pounds (millions)	0.5	1.6

(b)  Copper price option contracts

In December 2018, the Company entered into copper price option contracts by purchasing put options at an average strike price of $2.50 per pound and selling call options at an average strike price of $3.00 per pound for 21,600 tonnes (approximately 47.6 million pounds) of copper production during 2019. The Company entered into these contracts at no premium and therefore incurred no investment costs upon initiation. As at December 31, 2019, these copper price option contracts are expired.

 (c)  Gold price option contracts

In December 2018, the Company entered into gold price option contracts by purchasing put options at an average strike price of $1,230 per ounce and selling call options at an average strike price of $1,300 per ounce for 192,000 ounces of gold production between January 2019 and December 2019. In the second quarter of 2019, the Company further entered into gold price option contracts by purchasing put options and selling call options at average strike prices outlined in the table below.

The call options sold and put options purchased are treated as derivative financial instruments and marked to market at each reporting period on the consolidated statement of financial position with changes in fair value recognized in other gains and losses. Realized gains and losses as a result of the exercise of the Company’s call and put options up to an amount not exceeding the Company’s production of gold ounces for the reporting period are recorded as an adjustment to revenue. The exercise of options on gold ounces in excess of the Company’s gold production for the reporting period are recorded as other gains and losses.

	Quantity			Exercise price	Fair value - asset
	outstanding		Remaining term	($/oz)	(liability) (1)
GOLD PRICE OPTION CONTRACTS OUTSTANDING
Gold call contracts - sold	72,000	oz	January 2020 – June 2020	1,355	(12.6)
Gold call contracts - sold	96,000	oz	July 2020 – December 2020	1,415	(14.1)
Gold put contracts - purchased	168,000	oz	January 2020 – December 2020	1,300	0.3
1.

The Company presents the fair value of its put and call options on a net basis on the consolidated statements of financial position. The Company has a legally enforceable right to set off the amounts under its option contracts and intends to settle on a net basis.

(d)  Foreign exchange forward contracts

In 2019, the Company entered into foreign exchange forward contracts in order to hedge the Company's spending in Canadian dollars. The Company has hedged $20.0 million U.S. dollars per month at average Canadian dollar to U.S. dollar foreign exchange rate of 1.34. These contracts were treated as derivative financial instruments and marked-to-market at each reporting period on the consolidated statement of financial position with changes in fair value recognized in other gains and losses. The Company entered into these contracts at no premium and therefore incurred no investment costs upon initiation. As at December 31, 2019, these foreign exchange forward contracts are expired.